Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010


Check here if Amendment [ ];   Amendment Number: ____
This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Barclays Capital Equities Trading GP
   Address:  745 Seventh Avenue
             New York, NY10019
             USA

           Form 13F File Number: 028-13848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Riqueza Feaster Lamin
                        Title: Co-Head Global Large Holdings Advisory
                        Phone: 1 212 412 6976

Signature, Place, and Date of Signing:

Riqueza Feaster Lamin, New York, NY, November 15, 2010


    Report Type (Check only one.):
       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                    Barclays PLC